Inventories - Summary Reconciliation Of Provision For Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Provisions for inventories at beginning of period	€ 308	€ 284
Charge to income statement	164	65
Reduction/(releases)	(66)	(56)
Currency translations	(12)	9
Others	(15)	6
Provisions for inventories at end of period	€ 379	€ 308